17. Taxes recoverable/payable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	R$ 183,965	R$ 168,757
Cofins and Pasep
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	74,034	49,132
INSS (Social Security contribution)
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	35,365	35,376
IRRF (Withholding income tax on financial investments)
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	58,204	62,771
Other
SummaryOfTaxesRecoverablePayableLineItems [Line Items]
Current tax liabilities	R$ 16,362	R$ 21,478